Contractual maturities of financial liabilities	6 Months Ended
Jun. 30, 2026
Maturity Analysis For Non-Derivative Financial Liabilities [Abstract]
Contractual maturities of financial liabilities	Contractual maturities of financial liabilities

	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
As at June 30, 2026	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Non-derivatives
Trade and other payables	169,954	691	256	-	170,901	168,972
Other non-current liabilities	-	-	4,534	-	4,534	3,224
Borrowings	5,114	5,228	644,763	2,117	657,222	516,385
Lease liabilities	7,373	7,279	36,108	40,948	91,708	63,476
Government grant liability	552	319	633	-	1,504	1,448
Contingent consideration	401	7,759	6,219	1,793	16,172	14,601
Total financial liabilities	183,394	21,276	692,513	44,858	942,041	768,106

	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
As at December 31, 2025	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Non-derivatives
Trade and other payables	114,261	36,088	-	-	150,349	150,349
Other non-current liabilities	-	-	3,673	-	3,673	3,517
Borrowings	5,860	5,958	469,257	3,024	484,099	405,024
Lease liabilities	3,051	3,969	44,409	34,994	86,423	62,082
Government grant liability	837	564	1,236	169	2,806	2,046
Contingent consideration	8,755	3,545	11,737	665	24,702	22,234
Total financial liabilities	132,764	50,124	530,312	38,852	752,052	645,252